OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
Schedule of Other Assets

As at December 31,	Note	2024 $	2023 $
Ore stockpiles	6	53,885	39,553
Value added tax receivables		28,374	13,172
Income tax receivable		1,152	1,170
Unamortized transaction costs		1,390	-
Other		5,303	6,431
Total other non-current assets		90,104	60,326